NOTE PAYABLE-RELATED PARTY (Details Narrative) - Promissory Note [Member]	Mar. 07, 2024 USD ($)
Short-Term Debt [Line Items]
Notes payable	$ 500,000
Due date	Mar. 07, 2026
Interest rate	12.00%